Employee benefit plans - Schedule of Weighted-Average Assumptions used to Determine PBO (Detail)	Mar. 31, 2015	Mar. 31, 2014
Employee benefit plans
Discount rate	0.90%	1.40%
Rate of increase in compensation levels	2.50%	2.50%